Summary of Significant Accounting Policies - Schedule of Deferred Revenue from Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue from Lease [Abstract]
Balance at beginning of period	$ 27,568
Advances received from customers	74,024	61,289
Revenue recognized	(72,703)	(33,089)
Exchange realignment	1,264	(632)
Balance at end of period	$ 30,153	$ 27,568